UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.2%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Ba1	$2,300,000	$2,416,541

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	3,000,000	3,607,530
zero %, 10/1/46	BBB-	8,800,000	6,933,432

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	3,650,000	4,391,023

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	3,000,000	3,318,780

			20,667,306
Arizona (2.7%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7.25%, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	4,800,000	5,226,240

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds	BB+/F	430,000	463,949
(Great Hearts Academies), 6.00%, 7/1/32	BB+/F	300,000	326,349
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	2,000,000	2,076,200
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,012,572

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	752,940
5.00%, 7/1/35	BB	1,500,000	1,527,120
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,781,640

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,525,000	1,875,125
5.00%, 12/1/37	Baa1	1,430,000	1,682,438
5.00%, 12/1/32	Baa1	1,500,000	1,766,400

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.00%, 12/1/32	BB-/P	1,350,000	1,414,679

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med.), 5.00%, 8/1/36	Baa1	800,000	865,768

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,629,072

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	505,780

			25,460,482
California (11.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	BBB+/F	1,295,000	1,446,929

CA Muni. Fin. Auth. Rev. Bonds
(Emerson College), 6.00%, 1/1/42	BBB+	3,330,000	3,781,548
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/46	A-	2,500,000	2,701,225

CA Pub. Fin. Auth. Rev. Bonds (Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/15/47	BBB-	2,000,000	2,122,100

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,116,290
(Klare Holdings), Ser. A, 5.00%, 7/1/34	BBB-	2,075,000	2,193,254

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB	800,000	879,024

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	869,856
5.00%, 8/1/32	BB	665,000	679,085

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	2,500,000	2,662,175
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,798,515

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6.00%, 3/1/35 (Prerefunded 3/1/20)	A1	2,000,000	2,271,480
(States Prisons - LA), Ser. C, 5.75%, 10/1/31	A1	1,000,000	1,162,610
(Capital Projects), Ser. A, 5.00%, 4/1/30	A1	5,000,000	5,683,200

CA State U. Rev. Bonds (Systemwide), Ser. A, 5.00%, 11/1/38	Aa2	2,000,000	2,318,860

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	500,000	536,885
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	BB/P	1,750,000	1,883,438
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	BB/P	1,105,000	1,181,013
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,500,000	1,620,750
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	875,458
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,000,000	1,054,160

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	2,500,000	2,709,400
(Front Porch Cmntys. & Svcs.), Ser. A, 5.125%, 4/1/37	BBB+	3,300,000	3,302,475

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	BBB-	5,145,000	5,900,337

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.75%, 6/1/47	B3	3,860,000	3,878,644
Ser. A-1, 5.75%, 6/1/47 (Prerefunded 6/1/17)	AAA/P	240,000	240,785
Ser. A-2, 5.30%, 6/1/37	B	8,000,000	8,113,280
Ser. A-1, 5.125%, 6/1/47	B3	7,390,000	7,389,483
Ser. A-1, 5.00%, 6/1/26	BBB+	1,400,000	1,655,206

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	806,636

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	Baa1	2,000,000	2,452,460

Los Angeles, Dept. of Arpt Rev. Bonds (Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/41	AA-	1,000,000	1,121,060

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,250,000	4,538,300
Ser. B, 6.50%, 11/1/39	BBB+	2,000,000	2,792,800

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, 5.50%, 8/1/32	Aa3	1,500,000	1,763,370

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5.00%, 9/2/31	BBB	1,645,000	1,779,758

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,047,840

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	838,598

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	4,463,850

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa2	5,000,000	1,998,000

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,000,530

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	1,905,120

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.50%, 8/1/31 (Prerefunded 8/1/19)	BBB+	500,000	559,920

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5.00%, 9/1/29 (Prerefunded 9/1/21)	BBB+	980,000	1,066,848
5.00%, 9/1/28 (Prerefunded 9/1/21)	BBB+	985,000	1,075,226

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGC, zero %, 8/1/37	AA	2,400,000	1,065,840

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,686,555

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,789,677

			107,779,853
Colorado (3.9%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	872,474

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A3	1,000,000	345,220
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	3,371,250

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	880,608
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	800,000	934,808
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB+	650,000	686,712
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	BBB+	200,000	212,710
(Valley View Assn.), 5.25%, 5/15/42	A-	3,025,000	3,029,417
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	770,198
(Valley View Assn.), 5.125%, 5/15/37	A-	1,000,000	1,001,420
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,460,124
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,250,000	1,303,075
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB+	5,250,000	5,454,698

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	257,065
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,500,000	1,582,560
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,081,140

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	6,061,920

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	349,922

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	350,000	371,795

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,103,050

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	Baa1	2,000,000	2,734,960

			36,865,126
Connecticut (0.3%)

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,555,710

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	987,800

			2,543,510
Delaware (0.9%)

DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	3,000,000	3,114,690
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,000,000	990,870

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.87%, 10/1/38	VMIG1	4,050,000	4,050,000

			8,155,560
District of Columbia (1.1%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	3,945,000	3,995,338
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	55,000	65,825
(Kipp Charter School), 6.00%, 7/1/33	BBB+	1,000,000	1,157,820

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	765,000	735,287

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B
zero %, 10/1/40	Baa1	995,000	346,260
zero %, 10/1/38	Baa1	10,000,000	3,840,400

			10,140,930
Florida (5.3%)

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	600,000	633,672

Greater Orlando Aviation Auth. Rev. Bonds
(Arpt. Fac.), Ser. A, 5.00%, 10/1/46	Aa3	3,500,000	3,864,560
(JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,029,340

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,850,000	4,186,375

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6.00%, 9/1/17	BB-/P	250,000	252,848

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	2,350,000	2,230,620

Lakeland, Hosp. Syst. Rev. Bonds
(Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,075,000	1,163,193
(Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/30	A2	250,000	282,335
(Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/29	A2	3,500,000	3,974,040

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	1,820,000	1,890,161

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	960,000	970,166

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	1,000,000	1,004,270

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	3,000,000	3,076,560

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5.00%, 10/1/41	A2	4,500,000	4,950,720

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB-	1,845,000	1,951,752

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6.00%, 5/1/35	CCC	1,795,000	1,543,844

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	794,130

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,203,420

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	4,000,000	4,394,240

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village of Isle)
5.00%, 1/1/31	BBB+/F	935,000	1,025,564
5.00%, 1/1/30	BBB+/F	750,000	827,408

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,550,160

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36	B-/P	1,570,000	1,551,647

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	945,000	953,269

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,145,000	1,283,877

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,470,000	1,471,529

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	775,000	856,042

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	410,000	427,134

			50,342,876
Georgia (2.2%)

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,350,440

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,333,875

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa2	1,100,000	1,165,956

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6.625%, 11/15/39 (Prerefunded 11/15/19)	A-/F	1,200,000	1,366,164

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/42	A	2,000,000	2,192,740

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5.50%, 9/15/21	BBB+	1,255,000	1,431,553

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39	Ba3	3,150,000	3,219,773

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5.25%, 7/1/27	BB+/P	2,375,000	2,382,695

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,885,455

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	1,400,000	1,402,310

			20,730,961
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,105,650

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	527,945

			1,633,595
Hawaii (1.1%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	1,350,000	1,609,335
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	7,000,000	7,592,900
(Kahala Nui), 5.125%, 11/15/32	BBB+/F	1,050,000	1,124,781

			10,327,016
Illinois (8.7%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	7,370,317
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,257,800
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,203,624
Ser. A, 5.25%, 1/1/33	BBB+	3,100,000	3,060,692
Ser. C, 5.00%, 1/1/38	BBB+	3,000,000	2,833,620

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	5,010,000	5,034,549

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B	4,000,000	3,261,800

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	215,828
5.00%, 1/1/28	BBB-	1,000,000	1,040,110

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	5,000,000	5,639,700
Ser. C, 5.00%, 1/1/46	A	1,000,000	1,068,100
Ser. G, 5.00%, 1/1/37	A	600,000	653,682

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/33	A	1,000,000	1,075,620

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5.00%, 1/1/39	A	2,850,000	3,028,581
5.00%, 1/1/34	A	1,950,000	2,090,771

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	690,339
5.00%, 11/1/39	A	1,075,000	1,151,207
5.00%, 11/1/30	A	1,400,000	1,539,888

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	860,000	861,041

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	5,936,228
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,581,394
(Navistar Intl. Recvy. Zone), 6.50%, 10/15/40	Caa1	1,155,000	1,201,454
(Roosevelt U.), 6.50%, 4/1/39	Ba1	2,000,000	2,111,200

IL State G.O. Bonds
5.25%, 2/1/30	Baa2	1,000,000	1,032,570
5.00%, 11/1/36	Baa2	7,500,000	7,490,700
5.00%, 11/1/34	Baa2	1,250,000	1,254,688
5.00%, 2/1/29	Baa2	4,750,000	4,923,993
5.00%, 2/1/28	Baa2	500,000	521,115

IL State Fin. Auth. Rev. Bonds
(Provena Hlth. ), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	35,000	40,165
(Provena Hlth. ), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	BBB-	3,465,000	3,976,295
(Presence Hlth. Network ), Ser. C, 5.00%, 2/15/36	Baa3	925,000	977,725
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	606,642

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5.25%, 5/15/45	BB+/F	850,000	868,981

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	2,000,000	2,294,900

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	2,150,000	2,456,999

			82,352,318
Indiana (0.4%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.91%, 2/1/37	VMIG1	2,110,000	2,110,000

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,195,288

			4,305,288
Iowa (1.4%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,500,000	1,519,800
5.25%, 12/1/25	B	2,250,000	2,284,898

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	10,000,000	10,012,800

			13,817,498
Kansas (0.3%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7.25%, 5/15/39 (Prerefunded 5/15/19)	BB/P	1,500,000	1,684,980
5.375%, 5/15/27	BB+/F	500,000	500,340

Wichita, Hlth. Care Fac. Rev. Bonds (KS Masonic Home Oblig. Group), Ser. 2-A, 5.375%, 12/1/46	B/P	1,000,000	1,007,020

			3,192,340
Kentucky (1.0%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,952,000

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,237,220

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,402,296

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	855,000	874,614

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32	A-	885,000	989,129
(Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	1,865,000	2,111,590

			9,566,849
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	525,000	562,622

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39	CCC/P	1,000,000	350,000

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,079,160

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	765,000	774,471

			2,766,253
Maine (0.5%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba2	3,000,000	3,424,530

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bond (8/1/25) (Casella Waste Syst., Inc.), 5.125%, 8/1/35	Caa1	1,000,000	972,100

			4,396,630
Maryland (0.8%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.), 5.00%, 1/1/37	A/F	1,585,000	1,738,888

Prince Georges Cnty., Rev. Bonds (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37(FWC)	BB/P	1,800,000	1,912,842

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	790,928
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,141,570

			7,584,228
Massachusetts (3.4%)

MA State G.O. Bonds, Ser. E, 4.00%, 4/1/46	Aa1	5,000,000	5,115,750

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	2,140,000	2,486,873
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	1,816,363	1,869,655
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/31	B-/P	704,147	724,807
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	505,000	542,037
(Suffolk U.), Ser. A, U.S. Govt. Coll., 6.25%, 7/1/30 (Prerefunded 7/1/19)		895,000	992,743
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	500,000	556,875
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	Baa3	1,000,000	1,099,220
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	770,000	829,390
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)		1,355,000	1,488,562
(Linden Ponds, Inc.), Ser. B, 5.50%, 11/15/56	B-/P	1,186,016	9,037
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	238,451	238,439
(Wheelock College), Ser. C, 5.25%, 10/1/37	BBB	2,000,000	2,030,000
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,101,320
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/46	A1	2,000,000	2,211,420
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	765,000	856,785
(Suffolk U.), 5.00%, 7/1/35	Baa2	125,000	137,873
(Suffolk U.), 5.00%, 7/1/34	Baa2	2,000,000	2,223,820

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,150,000	2,172,640

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5.25%, 7/1/38	A	3,050,000	3,293,634
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	1,400,000	1,402,660

			32,383,540
Michigan (1.8%)

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	778,400
Ser. A, 5.25%, 7/1/39	Ba1	500,000	511,845

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	1,750,000	1,919,610

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.50%, 11/15/45	BB+/F	1,000,000	1,042,830
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,911,858
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,000,000	1,085,670
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	4,600,000	5,010,964
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	1,900,000	2,092,964
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	676,143

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5.00%, 3/1/33	BBB	1,675,000	1,724,212

			16,754,496
Minnesota (0.8%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	347,768

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	928,100
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,524,945

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5.50%, 10/1/41	B/P	1,000,000	1,000,020

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.87%, 11/15/35	VMIG1	1,900,000	1,900,000

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5.00%, 9/1/44	BB+	925,000	936,822
5.00%, 9/1/34	BB+	300,000	307,563

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	564,950

			7,510,168
Mississippi (1.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E
0.89%, 12/1/30	VMIG1	6,050,000	6,050,000
0.89%, 12/1/30	VMIG1	2,950,000	2,950,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	5,400,000	5,730,588

			14,730,588
Missouri (0.3%)

Kirkwood, Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Aberdeen Heights), Ser. A, 5.25%, 5/15/37	BB/F	1,000,000	1,049,290

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The))
Ser. C, 0.85%, 9/1/30	VMIG1	300,000	300,000
Ser. D, 0.85%, 9/1/30	VMIG1	1,900,000	1,900,000

			3,249,290
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	1,500,000	1,586,880
(NE Gas No. 3), 5.00%, 9/1/32	A3	3,000,000	3,248,700

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	1,825,000	1,965,014

			6,800,594
Nevada (0.5%)

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	700,000	721,406

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/25	BBB-/P	720,000	728,640

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	555,000	574,020
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	415,000	449,540

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	718,448

Las Vegas, Redev. Agcy. Tax Allocation Bonds (Tax Increment), 5.00%, 6/15/40	BBB+	1,400,000	1,536,290

			4,728,344
New Hampshire (0.6%)

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	Caa1	650,000	644,677

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	652,638
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	542,135
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,210,000	2,407,154

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.85%, 7/1/33	VMIG1	960,000	960,000

			5,206,604
New Jersey (6.5%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,524,420

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	658,386
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB/F	1,750,000	1,785,613
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	309,711
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	5,110,000	5,476,489
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,192,700
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	2,500,000	2,779,375
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	2,028,893
(Lions Gate), 5.25%, 1/1/44	BB-/P	500,000	512,380
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	4,000,000	4,363,800
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	749,955
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	600,000	617,346
Ser. B, 5.00%, 11/1/26	Baa1	6,000,000	6,310,200

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa3	1,000,000	1,037,380
4.75%, 6/15/32	Baa3	170,000	176,397

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,110,300

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,671,975
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	539,190
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,500,000	2,686,075

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,044,250
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	3,800,000	4,019,260
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	2,000,000	2,145,120

Rutgers State U. VRDN, Ser. A, 0.42%, 5/1/18	VMIG1	1,890,000	1,890,000

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1, 5.00%, 1/1/39	Baa1	1,100,000	1,081,355

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5.00%, 6/1/41	B	6,750,000	6,601,770
4.75%, 6/1/34	BB-	7,700,000	7,558,397

			61,870,737
New Mexico (0.3%)

Farmington, Poll. Control Rev. Bonds (Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	3,000,000	3,299,340

			3,299,340
New York (5.4%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6.375%, 7/15/43 (Prerefunded 1/15/20)	AA+	3,000,000	3,419,790

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupont zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	440,838

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 9/1/44	A3	5,000,000	5,580,050

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGC, 7.00%, 3/1/49	AA	1,000,000	1,103,370

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. 99-A, E-1, 5.00%, 2/1/40	AAA	7,500,000	8,581,575

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through), 5.00%, 6/1/51	BBB	2,500,000	2,618,800

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	4,180,000	4,521,966

NY State Dorm. Auth. Non-Supported Debt 144A Rev. Bonds (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,178,210
5.00%, 12/1/35	Baa3	1,300,000	1,396,863

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	1,500,000	1,480,710

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,078,620

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,367,625
Class 1, 5.00%, 11/15/44	BB-/P	4,250,000	4,521,193

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.25%, 1/1/50	Baa3	1,500,000	1,626,360
5.00%, 7/1/46	Baa3	1,000,000	1,069,710
5.00%, 7/1/41	Baa3	1,000,000	1,073,590

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,500,000	1,503,675

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	2,310,000	2,508,521

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	2,100,000	2,355,738

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	2,928,723

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB-	500,000	500,220

			50,856,147
North Carolina (1.5%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds
(Meredith College), Ser. A, 6.00%, 6/1/31	BBB	970,000	1,004,590
(Meredith College ), Ser. A, 6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	30,000	31,607

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	1,000,000	1,114,000

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38	BB/P	3,500,000	3,552,430
(Salemtowne), 5.25%, 10/1/37	BB/P	3,000,000	3,138,870
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,527,060
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,662,911
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,030,860
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	547,915

NC State Tpk. Auth. Rev. Bonds, AGM, 5.00%, 1/1/39	AA	750,000	849,398

			14,459,641
Ohio (4.7%)

American Muni. Pwr., Inc. Rev. Bonds (Hydroelectric Pwr. Plant), Ser. A
5.00%, 2/15/41	A2	2,000,000	2,217,080
5.00%, 2/15/38	A2	3,055,000	3,413,474

American Muni. Pwr., Inc. Rev. Bonds (Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	2,075,000	2,308,500

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	4,000,000	4,013,280
Ser. A-3, 6.25%, 6/1/37	B-	3,300,000	3,296,040
Ser. A-2, 6.00%, 6/1/42	B3	2,500,000	2,433,550
Ser. A-2, 5.875%, 6/1/47	B3	7,000,000	6,737,220
Ser. A-2, 5.875%, 6/1/30	B-	6,055,000	5,843,317
Ser. A-2, 5.75%, 6/1/34	B-	3,925,000	3,760,229

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB-	3,000,000	3,310,920

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	250,000	262,305
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	1,300,000	1,381,614

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	500,000	594,220

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	900,000	985,608

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/34	A2	800,000	885,560

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	2,225,000	2,438,823
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	235,000	250,404

			44,132,144
Oklahoma (0.7%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5.00%, 4/1/33	BB-/P	1,070,000	1,072,718

OK State Dev. Fin. Auth. Rev. Bonds (Provident OK Ed. Resources, Inc.-Cross Village Student Hsg.), Ser. A, 5.00%, 8/1/47	BBB-	1,000,000	1,067,700

OK State Tpk. Auth. VRDN, Ser. F, 0.85%, 1/1/28	VMIG1	2,105,000	2,105,000

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,091,720

			6,337,138
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	1,000,000	1,069,790

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,930,608

Yamhill Ctny., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/46	BB/P	750,000	756,210

			3,756,608
Pennsylvania (2.6%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	830,308
(Chatham U.), Ser. A, 5.00%, 9/1/35	BBB	1,000,000	1,038,260
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB	1,500,000	1,600,665

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 5.75%, 8/1/42	B	1,000,000	924,980

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	1,200,000	1,199,196
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	667,200

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	847,304

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,500,000	1,578,930

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village)
Ser. A, 6.50%, 7/1/40	BB-/P	3,000,000	3,026,940
Ser. A, 6.375%, 7/1/30	BB-/P	1,375,000	1,387,073
5.125%, 7/1/37	BB+/F	700,000	745,906

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,620,408

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,081,680

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,045,730

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	1,000,000	1,093,080
(Indiana U.), Ser. A, 5.00%, 7/1/32	BBB+	500,000	540,010

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB	2,175,000	2,500,924

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6.50%, 1/1/38	Baa3	2,000,000	2,044,060

			24,772,654
Puerto Rico (0.9%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5.75%, 7/1/41 (In default)(NON)	D/P	5,000,000	3,025,000

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6.75%, 7/1/36 (In default)(NON)	D/P	2,500,000	1,412,500

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5.375%, 8/1/39	Ca	1,370,000	459,799
NATL, zero %, 8/1/43	AA-	15,000,000	3,381,450

			8,278,749
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,065,880

			3,065,880
South Carolina (1.1%)

SC State Pub. Svc. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	AA-	6,000,000	6,526,680
Ser. C, 5.00%, 12/1/46	AA-	1,260,000	1,336,558

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	2,500,000	2,709,825

			10,573,063
South Dakota (0.1%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/35	A1	755,000	831,768

			831,768
Texas (10.9%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	877,625

Austin, Arpt. Syst. Rev. Bonds, Ser. B, 5.00%, 11/15/41	A1	1,895,000	2,104,227

Brazos River Harbor Naval Dist. Env. Rev. bonds (Dow Chemical Co.), Ser. A-4, 5.95%, 5/15/33	BBB	2,150,000	2,270,293

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB	500,000	569,260
5.00%, 8/15/32	BBB	2,100,000	2,283,372
Ser. B, 5.00%, 8/15/27	BBB	375,000	419,081

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,000,000	2,175,400

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	2,000,000	2,276,400

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,035,590

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(The Methodist Hosp.), Ser. C-1, 0.87%, 12/1/24	A-1+	5,230,000	5,230,000
(Texas Med. Ctr.), Ser. B-1, 0.85%, 9/1/31	VMIG1	930,000	930,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	Ba3	3,200,000	3,545,376
Ser. B-1, 5.00%, 7/15/35	BB-	200,000	210,282
Ser. B-1, 5.00%, 7/15/30	BB-	2,650,000	2,848,909
(United Airlines, Inc.), 4.75%, 7/1/24	Ba3	4,200,000	4,533,816

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,361,938
5.00%, 2/15/32	BBB	2,250,000	2,434,433

Houston, Util. Syst. Rev. Bonds, Ser. B, 5.00%, 11/15/36	Aa2	3,320,000	3,825,337

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,732,902
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,642,568

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	Baa1	4,850,000	5,238,728

Lower CO River Auth. Rev. Bonds, Ser. D, 5.00%, 5/15/32	A	2,000,000	2,279,060

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	2,400,000	2,593,584
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,276,690

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	652,743
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,068,953
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	471,445
(NCCD College Station Properties, LLC), Ser. A, 5.00%, 7/1/47	Baa3	1,000,000	1,054,740
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	519,595
(MRC Crestview ), 5.00%, 11/15/36	BB+/F	350,000	360,430
(CHF-Collegiate Student Hsg. Corpus Christi II, LLC-Texas A&M), Ser. A, 5.00%, 4/1/36	Baa3	355,000	372,722
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	750,000	801,038
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	1,605,000	1,770,909

North East TX, Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/46	Baa2	1,350,000	1,456,137

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.125%, 12/1/42	BBB-	2,500,000	2,650,675

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	1,140,510

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	5,300,000	6,577,353
Ser. A, 5.00%, 1/1/39	A1	3,250,000	3,657,908

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	934,090
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	162,000	243
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	2,766,000	4,149
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	1,833,000	2,750
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	317,000	476
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	4,122,000	6,183

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	385,000	455,128

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8.25%, 11/15/44	B+/P	2,050,000	2,178,576
(Air Force Village), 6.375%, 11/15/44 (Prerefunded 11/15/19)	BB+/F	4,000,000	4,502,120
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,500,000	1,554,720

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	5,106,690
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,737,763

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,612,215
5.00%, 12/31/50	Baa3	250,000	269,655

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5.50%, 9/1/29 (Prerefunded 9/1/19)	BBB	1,000,000	1,099,610

			102,714,397
Utah (0.5%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.83%, 5/15/36	A-1+	1,660,000	1,660,000

Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.00%, 7/1/42	A+	2,000,000	2,260,060
5.00%, 7/1/37	A+	1,000,000	1,138,300

			5,058,360
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/35	A3	1,000,000	1,103,490

			1,103,490
Virginia (2.3%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	1,500,000	1,615,065

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	503,165

Chesapeake Bay Bridge & Tunnel Dist. Rev. Bonds (1st Tier Gen. Resolution), 5.00%, 7/1/46	Baa2	3,000,000	3,317,730

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc. ), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	382,907

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	840,000	854,087

Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Mary Washington Healthcare), 5.00%, 6/15/36	Baa1	1,000,000	1,084,470

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,601,295

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	1,725,000	1,939,055
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB-	4,500,000	4,703,040

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	5,100,000	5,511,009

			21,511,823
Washington (3.0%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	5,700,000	6,122,883

Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,099,280

WA State COP, Ser. A
5.00%, 7/1/38	Aa2	3,265,000	3,725,594
5.00%, 7/1/33	Aa2	3,010,000	3,502,255

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5.625%, 10/1/40 (Prerefunded 10/1/19)	Baa1	1,600,000	1,769,360

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,368,670
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,596,461

WA State Hsg. Fin. Comm. Rev. Bonds (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	565,909

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	1,000,000	963,780
(Bayview Manor Homes ), Ser. A, 5.00%, 7/1/46	BB+/P	2,025,000	2,035,206
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB+/F	2,200,000	2,216,632

			27,966,030
West Virginia (0.3%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	2,330,000	2,389,858

			2,389,858
Wisconsin (1.8%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5.00%, 7/1/32	BBB-	1,500,000	1,583,565

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB	800,000	853,856
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB	3,500,000	3,592,575

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	705,194

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,783,603
(St. Johns Cmntys. Inc.), Ser. A, 7.25%, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,142,000
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	750,000	781,815
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	822,750

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,059,540
5.75%, 11/15/44	BB-/P	500,000	523,610
5.50%, 11/15/34	BB-/P	1,685,000	1,759,881

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/42	BB/F	750,000	790,665

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,513,635

			16,912,689

Total municipal bonds and notes (cost $873,781,275)			$923,882,759

PREFERRED STOCKS (0.8%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		1,625,000	$1,673,750

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,308,100

Total preferred stocks (cost $7,625,000)			$7,981,850

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		400	$991,752

Total Unitized Trust (cost $1,206,477)			$991,752

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	$23,313

Total common stocks (cost $8,077,612)			$23,313

TOTAL INVESTMENTS

Total investments (cost $891,120,364)(b)			$933,334,323

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $945,918,098.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $890,169,768, resulting in gross unrealized appreciation and depreciation of $66,763,150 and $23,589,295, respectively, or net unrealized appreciation of $43,173,855.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	22.60%
	Transportation	14.6
	Utilities	10.6

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$23,313	$—	$—
Total common stocks	23,313	—	—
Municipal bonds and notes	—	924,314,748	31,960
Preferred stocks	—	7,981,850	—
Unitized trust	—	—	991,752

Totals by level	$23,313	$932,296,598	$1,023,712

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017